Document And Entity Information (USD $)	6 Months Ended
	Jun. 30, 2014	Jul. 29, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	AtheroNova Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		4,808,748
Entity Public Float			$ 18,348,954
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Registration Statement on Form S-1 originally filed with the Securities and Exchange Commission (the "SEC") on March 18, 2014 (the "Original Form S-1") contains interactive data files for the period ended December 31, 2013 that differ from the interactive data files filed by the Registrant with its Annual Report on Form 10-K for the year ended December 31, 2013, as filed with the SEC on February 27, 2014, due to a retroactive restatement of the per share and common stock numbers set forth in such financial statements following a 1-for-10 reverse stock split approved by the Registrant's stockholders on April 16, 2014 and effected by the Registrant on April 22, 2014.
Entity Central Index Key	0001377053
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2